FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:  /  /     (a)

                    or fiscal year: 12/31/00  (b)

Is this a transition report? (Y/N):  N

Is this an amendment to a previous filing? (Y/N):  N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.A.  Registrant Name:  The Liberty Street Trust Municipal Monthly Payment
                        Series
  B.  File Number:      811-3388
  C.  Telephone Number: (609) 282-8512

2.A.  Street: 800 Scudders Mill Rd 2-F
  B.  City: Plainsboro           C) State: NJ   D) Zip Code: 08536 Zip Ext.:
  E.  Foreign Country:                     Foreign Postal Code:

3. Is this the first filing on this form by Registrant?(Y/N)               N
                                                                      ----------

4. Is this the last filing on this form by Registrant?(Y/N)                N
                                                                      ----------

5. Is Registrant a small business investment company (SBIC)?(Y/N)          N
                                                                      ----------

6. Is Registrant a unit investment trust (UIT)?(Y/N)                       Y
                                                                      ----------

7.A.  Is Registrant a series or multiple portfolio company?(Y/N)
                                                                      ----------
  B.  How many separate series or portfolios did Registrant have at the end of the period?
                                                                      ----------

                                   If filing more than one Page 2, "X" box: [_]
For period ending 12/31/00

File number 811-3388

C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED.

                                                               Is this the
Series                                                         last filing
Number            Series Name                                for this series?
------            -----------                                ----------------


                                                                  (Y/N)





(NOTE: See item D(8) of the general instructions to the form for information on how to complete the form for series companies.)

                                   If filing more than one Page 47, "X" box: [_]
For period ending 12/31/00

File number 811-3388

UNIT INVESTMENT TRUSTS

111.A. [/] Depositor Name:
                          ------------------------------------------------------
    B. [/] File Number (If any):
                                ------------------------------------------------
    C. [/] City:                    State:         Zip Code:     Zip Ext.:
                -------------------       --------          -----         ------
       [/] Foreign Country:                     Foreign Postal Code:
                           --------------------                     ------------
111.A. [/] Depositor Name:
                          ------------------------------------------------------
    B. [/] File Number (If any):
                                ------------------------------------------------
    C. [/] City:                    State:         Zip Code:     Zip Ext.:
                -------------------       --------          -----         ------
       [/] Foreign Country:                     Foreign Postal Code:
                           --------------------                     ------------

112.A. [/] Sponsor Name:
                        --------------------------------------------------------
    B. [/] File Number (If any):
                                ------------------------------------------------
    C. [/] City:                    State:         Zip Code:     Zip Ext.:
                -------------------       --------          -----         ------
       [/] Foreign Country:                     Foreign Postal Code:
                           --------------------                     ------------

112.A. [/] Sponsor Name:
                        --------------------------------------------------------
    B. [/] File Number (If any):
                                ------------------------------------------------
    C. [/] City:                    State:         Zip Code:     Zip Ext.:
                -------------------       --------          -----         ------
       [/] Foreign Country:                     Foreign Postal Code:
                           --------------------                     ------------

                                   If filing more than one Page 48, "X" box: [_]
For period ending 12/31/00

File number 811-3388

113.A. [/] Trustee Name:
                        --------------------------------------------------------
    B. [/] City:                    State:         Zip Code:     Zip Ext.:
                -------------------       --------          -----         ------
       [/] Foreign Country:                     Foreign Postal Code:
                           --------------------                     ------------

113.A. [/] Trustee Name:
                        --------------------------------------------------------
    B. [/] City:                    State:         Zip Code:     Zip Ext.:
                -------------------       --------          -----         ------
       [/] Foreign Country:                     Foreign Postal Code:
                           --------------------                     ------------

114.A. [/] Principal Underwriter Name:
                                      ------------------------------------------
    B. [/] File Number:
                       ---------------------------------------------------------
    C. [/] City:                    State:         Zip Code:     Zip Ext.:
                -------------------       --------          -----         ------
       [/] Foreign Country:                     Foreign Postal Code:
                           --------------------                     ------------

114.A. [/] Principal Underwriter Name:
                                      ------------------------------------------
    B. [/] File Number:
                       ---------------------------------------------------------
    C. [/] City:                    State:         Zip Code:     Zip Ext.:
                -------------------       --------          -----         ------
       [/] Foreign Country:                     Foreign Postal Code:
                           --------------------                     ------------

115.A. [/] Independent Public Accountant Name:
                                              ----------------------------------
    B. [/] City:                    State:         Zip Code:     Zip Ext.:
                -------------------       --------          -----         ------
       [/] Foreign Country:                     Foreign Postal Code:
                           --------------------                     ------------

115.A. [/] Independent Public Accountant Name:
                                              ----------------------------------
    B. [/] City:                    State:         Zip Code:     Zip Ext.:
                -------------------       --------          -----         ------
       [/] Foreign Country:                     Foreign Postal Code:
                           --------------------                     ------------

                                   If filing more than one Page 49, "X" box: [_]
For period ending 12/31/00

File number 811-3388

116. Family of investment companies information:

     A.[/] Is Registrant part of a family of investment companies? (Y/N)
                                                                        --------
                                                                          (Y/N)

     B.[/] Identify the family in 10 letters:
                                              -- -- -- -- -- -- -- -- -- --

           (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A.[/] Is Registrant a separate account of an insurance company?(Y/N)
                                                                         -------
                                                                           (Y/N)

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B.[/] Variable annuity contracts? (Y/N)
                                                                        --------
                                                                          (Y/N)
     C.[/] Scheduled premium variable life contracts? (Y/N)
                                                                        --------
                                                                          (Y/N)
     D.[/] Flexible premium variable life contracts? (Y/N)
                                                                        --------
                                                                          (Y/N)
     E.[/] Other types of insurance products registered under the
           Securities Act of 1933.
                                                                        --------
                                                                          (Y/N)

118.[/] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933
                                                                         -------

119.[/] State the number of new series for which registration statements under the Securities Act of 1933 became
        effective during the period
                                                                         -------

120.[/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119
        ($000's omitted)                                               $
                                                                       ---------

121.[/] State the number of series for which a current prospectus was in existence at the end of the period
                                                                         -------

122.[/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period
                                                                         -------

                                   If filing more than one Page 50, "X" box: [_]
For period ending 12/31/00

File number 811-3388

123. [/] State the total value of the additional units
         considered in answering item 122 ($000's omitted)           $
                                                                      ----------
124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series
         during the current period (the value of these units is
         to be measured on the date they were placed in the
         subsequent series) ($000's omitted)                         $
                                                                      ----------
125. [/] State the total dollar amount of sales loads collected
         (before reallowances to other brokers or dealers) by
         Registrant's principal underwriter and any underwriter
         which is an affiliated person of the principal underwriter during the current period solely from the sale of units
         of all series of Registrant ($000's omitted)                $
                                                                      ----------
126.     Of the amount shown in item 125, state the total dollar
         amount of sales loads collected from secondary market
         operations in Registrant's units (include the sales
         loads, if any, collected on units of a prior series
         placed in the portfolio of a subsequent series.)
         ($000's omitted)                                            $         0
                                                                      ----------
127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                     Number of   Total Assets    Total Income
                                      Series       ($000's      Distributions
                                     Investing     omitted)   ($000's omitted)
                                     ---------     --------   ----------------

A. U.S. Treasury direct issue                    $              $
                                     ---------   ------------   ------------
B. U.S. Government agency                        $              $
                                     ---------   ------------   ------------
C. State and municipal tax-free              0   $          0   $          0
                                     ---------   ------------   ------------
D. Public utility debt                           $              $
                                     ---------   ------------   ------------
E. Brokers or dealers debt or debt
   of brokers' or dealers' parent                $              $
                                     ---------   ------------   ------------
F. All other corporate intermediate
   & long-term debt                              $              $
                                     ---------   ------------   ------------
G. All other corporate short-term
   debt                                          $              $
                                     ---------   ------------   ------------
H. Equity securities of brokers or
   dealers or parents of brokers or
   dealers                                       $              $
                                     ---------   ------------   ------------
I. Investment company equity series              $              $
                                     ---------   ------------   ------------
J. All other equity securities                   $              $
                                     ---------   ------------   ------------
K. Other securities                              $              $
                                     ---------   ------------   ------------
L. Total assets of all series of
   registrant                                0   $          0   $          0
                                     ---------   ------------   ------------

                                   If filing more than one Page 51, "X" box: [_]
For period ending 12/31/00

File number 811-3388

128. [/] Is the timely payment of principal and interest on
         any of the portfolio securities held by any of
         Registrant's series at the end of the current period
         insured or guaranteed by an entity other than the
         issuer? (Y/N)
                                                                         -------
         [If answer is "N" (No), go to item 131.]                         (Y/N)

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or
         interest at the end of the current period? (Y/N)
                                                                         -------
         [If answer is "N" (No), go to item 131.]                         (Y/N)

130. [/] In computations of NAV or offering price per unit,
         is any part of the value attributed to instruments
         identified in item 129 derived from insurance or
         guarantees? (Y/N)
                                                                         -------
                                                                          (Y/N)

131.     Total expenses incurred by all series of Registrant
         during the current reporting period ($000's omitted)            $     0
                                                                         -------

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

         811-3388

         811-           811-           811-           811-           811-
             -------        -------        -------        -------        -------
         811-           811-           811-           811-           811-
             -------        -------        -------        -------        -------
         811-           811-           811-           811-           811-
             -------        -------        -------        -------        -------
         811-           811-           811-           811-           811-
             -------        -------        -------        -------        -------
         811-           811-           811-           811-           811-
             -------        -------        -------        -------        -------
         811-           811-           811-           811-           811-
             -------        -------        -------        -------        -------
         811-           811-           811-           811-           811-
             -------        -------        -------        -------        -------
         811-           811-           811-           811-           811-
             -------        -------        -------        -------        -------

This report is signed on behalf of the registrant, by the Agent for the Sponsors, in the City of Plainsboro and State of New Jersey on the 26th day of February, 2001.

Name of Registrant, Depositor, or Trustee:

                                        Merrill, Lynch, Pierce, Fenner
                                        and Smith, Incorporated


Witness: /s/ Jay Fife                         By: /s/ Gerard Fenerty
         ------------------------------           ------------------------------
         Jay Fife                                 Gerard Fenerty
         Vice President                           First Vice President